UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2003

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 8/6/2003
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 50

Form 13F Information Table Value Total: $81,483
                                       (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                Title       CUSIP       Value     Shares      Invsmnt       Discret   Other      Voting Authority
                             Of Class                (x1000)                 Sole         Shared    Mgrs     Sole   Shared  None

Abiomed Inc                    COM      003654100       110     20,830                                      20,830
Apollo Group Inc - CL A        CL A     037604105     2,214     35,827                                      35,827
Bank of America                COM      060505104       721      9,123                                       9,123
Berkshire Hathaway In. CL B    CL B     084670207     2,554      1,051                                       1,051
Blackrock Inc                  CLA      09247X101     1,495     33,195                                      33,195
Brown & Brown Inc.             COM      115236101     1,188     36,560                                      36,560
Burlington Coat Factory        COM      121579106     1,160     64,830                                      64,830
CACI International Inc         CLA      127190304     1,185     34,540                                      34,540
Clarcor Inc                    COM      179895107     1,027     26,630                                      26,630
Courier                        COM      222660102       206      3,995                                       3,995
DNP Select Income Fund         COM      23325P104       146     13,450                                      13,450
Dentsply Intl Inc              COM      249030107     1,383     33,765                                      33,765
Diagnostic Products Corp       COM      252450101       236      5,750                                       5,750
Diamonds Tr UT Ser 1        UNIT SER 1  252787106     5,246     58,346                                      58,346
Diebold Inc                    COM      253651103     2,773     64,113                                      64,113
Eaton Vance Insured Muni Bn    COM      27827X101       240     16,380                                      16,380
Encana Corp                    COM      292505104     2,826     73,640                                      73,640
Engineered Support Sys         COM      292866100     1,314     31,520                                      31,520
Expeditors Intl Wash Inc       COM      302130109     2,849     82,685                                      82,685
Exxon Mobil Corp               COM      30231G102     1,362     37,937                                      37,937
Fair Isaac & Co INC            COM      303250104     1,297     25,215                                      25,215
First Health Group             COM      320960107     1,922     69,750                                      69,750
H&R Block                      COM      369604103     1,621     37,476                                      37,476
Imperial Oil LTD               COM      453038408       497     14,242                                      14,242
Ishares Trust S&P 500      S&P 500 INDE 464287200     1,840     18,820                                      18,820
Ishares Russell 1000 Index RUSSELL 1000 464287622     5,831    111,942                                     111,942
IShares TR Russell 3000 GroRUSL 3000 GR 464287671     3,956    119,415                                     119,415
Ishares Russell 3000 Index RUSSELL 3000 464287689     4,301     78,796                                      78,796
Kopin Corp                     COM      500600101        68     11,000                                      11,000
Lincare Holdings               COM      532791100     1,853     58,635                                      58,635
MFS Charter Incm Tr         SH BEN INT  552727109       896    101,355                                     101,355
MFS Intermediate Inc Trust  SH BEN INT  55273C107     1,954    266,907                                     266,907
MFS Govt Mkts Inc           SH BEN INT  552939100       206     29,590                                      29,590
Merck & Co.                    COM      589331107     1,460     24,107                                      24,107
Microsoft                      COM      594918104     1,314     51,230                                      51,230
Moodys Corp.                   COM      615369105     1,432     27,165                                      27,165
Mylan Labs                     COM      628530107     3,101     89,176                                      89,176
Nortel Networks                COM      656568102        62     22,876                                      22,876
Open Wave Systems              COM      683718100        64     31,925                                      31,925
Oxford Health Plans Inc        COM      691471106       484     11,520                                      11,520
Pfizer                         COM      717081103       681     19,939                                      19,939
Pitney Bowes Inc.              COM      724479100     1,828     47,586                                      47,586
Respironics                    COM      761230101     1,077     28,940                                      28,940
S & P Dpstry Rpts           UNIT SER 1  78462F103     5,370     55,001                                      55,001
Symantec Corp                  COM      871503108     1,090     24,815                                      24,815
Teva Pharmaceutical Industr    ADR      881624209     2,403     42,241                                      42,241
United Parcel Cl B             CL B     911312106     1,629     25,569                                      25,569
Varian Medical Systems Inc     COM      92220P105     1,286     22,340                                      22,340
Verizon Communications         COM      92343V104       282      7,142                                       7,142
Wells Fargo & Co               COM      949746101     1,552     30,802                                      30,802


Totals                                               81,483  2,168,854                                    2,168,854